Financial Instruments - Summary of Offsetting of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	$ 41	$ 51
Gross Financial Liabilities Netted Against Assets	0	0
Net Financial Assets in the Consolidated Statement of Financial Position	41	51
Related Financial Liabilities Not Netted	(7)	0
Net Amount, Financial Assets	34	51
Gross Financial Liabilities	16	21
Gross Financial Assets Netted Against Liabilities	0	0
Net Financial Liabilities in the Consolidated Statement of Financial Position	16	21
Related Financial Assets Not Netted	(7)	0
Net Amount	9	21
Derivative Financial Liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Liabilities	16	21
Gross Financial Assets Netted Against Liabilities	0	0
Net Financial Liabilities in the Consolidated Statement of Financial Position	16	21
Related Financial Assets Not Netted	(7)	0
Net Amount	9	21
Cash and Cash Equivalent [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	34	51
Gross Financial Liabilities Netted Against Assets	0	0
Net Financial Assets in the Consolidated Statement of Financial Position	34	51
Related Financial Liabilities Not Netted	0	0
Net Amount, Financial Assets	34	$ 51
Cash collateral [Member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	7
Gross Financial Liabilities Netted Against Assets	0
Net Financial Assets in the Consolidated Statement of Financial Position	7
Related Financial Liabilities Not Netted	(7)
Net Amount, Financial Assets	$ 0